Plan Tax Status	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Tax Status [Line Items]
Plan Tax Status
NOTE 6	PLAN TAX STATUS
The Internal Revenue Service (IRS) has determined and informed the Company by a letter dated October 18, 2017, that the Plan and related trust were designed in accordance with the applicable regulations of the IRC. The Plan has been amended since receiving the determination letter. The Plan administrator believes that the Plan is designed and being operated in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is qualified, and the related trust is tax-exempt.
Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.